Debt - Interest Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Total interest cost	$ 186,000	$ 147,000	$ 648,915	$ 531,495	$ 397,949
Capitalized interest	(81,000)	(141,000)	(463,090)	(495,165)	(374,040)
Total interest expense, net	$ 105,000	$ 6,000	$ 185,825	$ 36,330	$ 23,909